Fair Value Disclosure for Non-financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 503,349	$ 506,913
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Assets		2,238
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Assets		0
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Assets		37,804
Recurring fair value measurement | Inventories | Level 1
Disclosure of fair value measurement of assets [line items]
Assets		2,238
Recurring fair value measurement | Inventories | Level 2
Disclosure of fair value measurement of assets [line items]
Assets		0
Recurring fair value measurement | Inventories | Level 3
Disclosure of fair value measurement of assets [line items]
Assets		0
Recurring fair value measurement | Investment property | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 38,205	$ 37,804